CAPITAL MANAGEMENT INVESTMENT TRUST
140 Broadway
New York, New York 10005
(888) 626-3863

January 28, 2010

VIA EDGAR
Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:
Capital Management Investment Trust (“Trust”) (File Nos. 33-85242 and 811-08822) Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on behalf of Capital Management Mid-Cap Fund and Capital Management Small-Cap Fund (“Funds”), each a series of the Trust

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, pursuant to: (1) the Securities Act of 1933, as amended (“Securities Act”), and Rule 485(a) thereunder; (2) the Investment Company Act of 1940, as amended; and (3) Regulation S-T, please find Post-Effective Amendment No. 18 to the Registration Statement of the Trust (“Amendment”).

The Amendment is being filed pursuant to Rule 485(a) of the Securities Act for the purpose of updating the disclosures to comply with the new summary prospectus requirements, as well as updating the Funds’ financial information and making certain other minor and conforming changes.  The amendment contains the Funds’ Prospectuses, the Funds’ Statement of Additional Information, Part C, the signature page and Exhibits.

If you have any questions concerning the foregoing, please contact the undersigned at 215-830-8990, extension 101.

Sincerely,
Capital Management Investment Trust

/s/ David F. Ganley

David F. Ganley
Secretary and Assistant Treasurer

enclosures

cc:	Jeffrey T. Skinner, Esq.
Kilpatrick Stockton LLP
1001 West Fourth Street
Winston-Salem, North Carolina 27101

Thomas W. Steed, III,  Esq.
Kilpatrick Stockton LLP
3737 Glenwood Avenue
Suite 400
Raleigh, North Carolina 27612